GODDWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 5,317	$ 3,783
Acquisitions through business combinations	4,158	1,157
Impairment losses	0	(5)
Foreign currency translation and other	(660)	382
Ending balance	8,815	5,317
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	5,707	4,162
Acquisitions through business combinations	4,158	1,157
Impairment losses	0	0
Foreign currency translation and other	(667)	388
Ending balance	9,198	5,707
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(390)	(379)
Acquisitions through business combinations	0	0
Impairment losses	0	(5)
Foreign currency translation and other	7	(6)
Ending balance	$ (383)	$ (390)